Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Emerging Markets Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MXENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 33.33%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 33.57% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM Summary of Performance
Performance during the period was affected by several factors, including U.S.-China diplomatic developments, optimism around AI, increasing domestic retail flows into equity markets, and selected government initiatives in China aimed at supporting high-tech sectors. At the country level, holdings in China contributed to performance, while holdings in India detracted. From a sector perspective, holdings in information technology contributed to performance, whereas consumer discretionary holdings detracted.
Lazard Summary of Performance
Performance was driven by stock selection and sector positioning during the period. Sector positioning benefited from an underweight to consumer discretionary and consumer staples and an overweight to materials, while an overweight to healthcare detracted, and operating cash was a drag in a strong market environment. Stock selection contributed in the financials and technology sectors and detracted in healthcare and consumer discretionary, with stock selection most effective in Korea and Taiwan and detracting in Brazil and China. Top contributors included Delta Electronics, which benefited from strong demand for AI-related data center infrastructure, Korea Electric Power, which benefited from government capital market initiatives and improved profitability, and Harmony Gold Mining, which benefited from higher gold prices and solid operating execution. Detractors included Realtek Semiconductor, reflecting weaker personal computer-related demand and margin pressure, Lupin Limited, which was impacted by adverse legal and regulatory developments, and International Game Systems, where lower arcade machine sales and margin compression weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	33.33%	3.88%	4.29%
MSCI Emerging Markets Index	33.57%	4.20%	4.65%
(a)
Institutional Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,752,000,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,752M
Total number of portfolio holdings	334
Total advisory fee paid	$ 13.8M
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Graphical Represent
at
ion of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total inve st
ments

of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	11.42%
Tencent Holdings Ltd	5.36%
Samsung Electronics Co Ltd	4.61%
Alibaba Group Holding Ltd	3.44%
SK hynix Inc	2.92%
Delta Electronics Inc	1.83%
Ping An Insurance Group Co of China Ltd Class H	1.68%
MediaTek Inc	1.41%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.40%
Infosys Ltd	0.92%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	11.42%
Tencent Holdings Ltd	5.36%
Samsung Electronics Co Ltd	4.61%
Alibaba Group Holding Ltd	3.44%
SK hynix Inc	2.92%
Delta Electronics Inc	1.83%
Ping An Insurance Group Co of China Ltd Class H	1.68%
MediaTek Inc	1.41%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.40%
Infosys Ltd	0.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the repo rting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Emerging Markets Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MXEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 147	1.26%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 32.78%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 33.57% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM Summary of Performance
Performance during the period was affected by several factors, including U.S.-China diplomatic developments, optimism around AI, increasing domestic retail flows into equity markets, and selected government initiatives in China aimed at supporting high-tech sectors. At the country level, holdings in China contributed to performance, while holdings in India detracted. From a sector perspective, holdings in information technology contributed to performance, whereas consumer discretionary holdings detracted.
Lazard Summary of Performance
Performance was driven by stock selection and sector positioning during the period. Sector positioning b enefite
d from an underweight to consumer discretionary and consumer staples and an overweight to materials, while an overweight to healthcare detracted, and operating cash was a drag in a strong market environment. Stock selection contributed in the financials and technology sectors and detracted in healthcare and consumer discretionary, with stock selection most effective in Korea and Taiwan and detracting in Brazil and China. Top contributors included Delta Electronics, which benefited from strong demand for AI-related data center infrastructure, Korea Electric Power, which benefited from government capital market initiatives and improved profitability, and Harmony Gold Mining, which benefited from higher gold prices and solid operating execution. Detractors included Realtek Semiconductor, reflecting weaker personal computer-related demand and margin pressure, Lupin Limited, which was impacted by adverse legal and regulatory developments, and International Game Systems, where lower arcade machine sales and margin compression weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	32.78%	3.49%	3.91%
MSCI Emerging Markets Index	33.57%	4.20%	4.65%
(a)
Investor Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,752,000,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,752M
Total number of portfolio holdings	334
Total advisory fee paid	$ 13.8M
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	11.42%
Tencent Holdings Ltd	5.36%
Samsung Electronics Co Ltd	4.61%
Alibaba Group Holding Ltd	3.44%
SK hynix Inc	2.92%
Delta Electronics Inc	1.83%
Ping An Insurance Group Co of China Ltd Class H	1.68%
MediaTek Inc	1.41%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.40%
Infosys Ltd	0.92%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	11.42%
Tencent Holdings Ltd	5.36%
Samsung Electronics Co Ltd	4.61%
Alibaba Group Holding Ltd	3.44%
SK hynix Inc	2.92%
Delta Electronics Inc	1.83%
Ping An Insurance Group Co of China Ltd Class H	1.68%
MediaTek Inc	1.41%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.40%
Infosys Ltd	0.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Institutional Class
Trading Symbol	MXHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 90	0.85% (a)
(a)	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.92%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 20.76% over the same period.
The Fund’s investment portfolio was managed by two sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period from January 1, 2025 – April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth-quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth-quarter earnings.
JPMorgan Summary of Performance
Performance was affected by stock selection across sectors and regions, with industrials and information technology contributing, while communication services and consumer staples detracted. Regional positioning also influenced performance, as stock selection in continental Europe and the Pacific Rim contributed, while stock selection in the U.K. and Japan detracted. Within industrials, aerospace and defense holdings contributed, supported by increased fiscal stimulus and higher defense spending in Europe, with Indra Sistemas, a Spanish defense company, the top contributor as demand rose amid heightened geopolitical tensions. Consumer staples detracted the most, driven by an overweight position in Diageo, a U.K.-based global beverage company, as weak consumer sentiment, increased competition, tariff concerns, and shifting consumer habits weighed on investor views of the stock.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Growth Fund (Institutional Class/MXHTX)	11.92%	0.34%	6.45%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Growth Index	20.76%	4.43%	7.42%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 695,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695M
Total number of portfolio holdings	101
Total advisory fee paid	$ 4.9M
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.31%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
EssilorLuxottica SA	2.40%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.35%
Novo Nordisk A/S Class B	2.29%
Safran SA	2.18%
AstraZeneca PLC	2.05%
London Stock Exchange Group PLC	2.02%
SAP SE	2.02%
Hong Kong Exchanges & Clearing Ltd	2.01%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.31%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
EssilorLuxottica SA	2.40%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.35%
Novo Nordisk A/S Class B	2.29%
Safran SA	2.18%
AstraZeneca PLC	2.05%
London Stock Exchange Group PLC	2.02%
SAP SE	2.02%
Hong Kong Exchanges & Clearing Ltd	2.01%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more co mpre
hensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Institutional Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025 the expense limit for the Empower International Growth Fund Institutional Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more co mpre
hensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Investor Class
Trading Symbol	MXIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 127	1.20% (a)
(a)	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.55%, as compared to its broad-
based
securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 20.76% over the same period.
The Fund’s investment portfolio was managed by two sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period from January 1, 2025 – April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth-quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth-quarter earnings.
JPMorgan Summary of Performance
Performance was affected by stock selection across sectors and regions, with industrials and information technology contributing, while communication services and consumer staples detracted. Regional positioning also influenced performance, as stock selection in continental Europe and the Pacific Rim contributed, while stock selection in the U.K. and Japan detracted. Within industrials, aerospace and defense holdings contributed, supported by increased fiscal stimulus and higher defense spending in Europe, with Indra Sistemas, a Spanish defense company, the top contributor as demand rose amid heightened geopolitical tensions. Consumer staples detracted the most, driven by an overweight position in Diageo, a U.K.-based global beverage company, as weak consumer sentiment, increased competition, tariff concerns, and shifting consumer habits weighed on investor views of the stock.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Growth Fund (Investor Class/MXIGX)	11.55%	(0.02) %	6.08%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Growth Index	20.76%	4.43%	7.42%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 695,000,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695M
Total number of portfolio holdings	101
Total advisory fee paid	$ 4.9M
Portfolio turnover rate as of the end of the reporting period	86%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.31%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
EssilorLuxottica SA	2.40%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.35%
Novo Nordisk A/S Class B	2.29%
Safran SA	2.18%
AstraZeneca PLC	2.05%
London Stock Exchange Group PLC	2.02%
SAP SE	2.02%
Hong Kong Exchanges & Clearing Ltd	2.01%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.31%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.69%
EssilorLuxottica SA	2.40%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.35%
Novo Nordisk A/S Class B	2.29%
Safran SA	2.18%
AstraZeneca PLC	2.05%
London Stock Exchange Group PLC	2.02%
SAP SE	2.02%
Hong Kong Exchanges & Clearing Ltd	2.01%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective May 1, 2025 the expense limit for the Empower International Growth Fund Investor Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025 the expense limit for the Empower International Growth Fund Investor Class was 0.845%. Prior to May 1, 2025, the expense limit was 0.85%
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Institutional Class
Trading Symbol	MXPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 27	0.23%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 31.38%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Index Fund (Institutional Class/MXPBX)	31.38%	8.78%	8.12%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,291,000,000
Holdings Count | Holding	726
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,291M
Total number of portfolio holdings	726
Total advisory fee paid	$ 5.8M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.35%
ASML Holding NV	1.96%
Roche Holding AG	1.36%
AstraZeneca PLC	1.34%
HSBC Holdings PLC	1.26%
Novartis AG	1.23%
Nestle SA	1.20%
SAP SE	1.19%
Siemens AG	1.00%
Shell PLC	1.00%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.35%
ASML Holding NV	1.96%
Roche Holding AG	1.36%
AstraZeneca PLC	1.34%
HSBC Holdings PLC	1.26%
Novartis AG	1.23%
Nestle SA	1.20%
SAP SE	1.19%
Siemens AG	1.00%
Shell PLC	1.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the re porti ng period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Investor Class
Trading Symbol	MXINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 67	0.58%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 30.92%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Index Fund (Investor Class/MXINX)	30.92%	8.38%	7.73%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,291,000,000
Holdings Count | Holding	726
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,291M
Total number of portfolio holdings	726
Total advisory fee paid	$ 5.8M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.35%
ASML Holding NV	1.96%
Roche Holding AG	1.36%
AstraZeneca PLC	1.34%
HSBC Holdings PLC	1.26%
Novartis AG	1.23%
Nestle SA	1.20%
SAP SE	1.19%
Siemens AG	1.00%
Shell PLC	1.00%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.35%
ASML Holding NV	1.96%
Roche Holding AG	1.36%
AstraZeneca PLC	1.34%
HSBC Holdings PLC	1.26%
Novartis AG	1.23%
Nestle SA	1.20%
SAP SE	1.19%
Siemens AG	1.00%
Shell PLC	1.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the re porting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Institutional Class
Trading Symbol	MXJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 85	0.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 39.43%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 42.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.
MFS Summary of Performance
Performance was affected by sector allocation and security selection, which detracted. Security selection in the consumer staples, healthcare and industrials sectors detracted, while an underweight position and stock selection in financials further weighed on performance, and an overweight position in information technology also detracted. Individual holdings that detracted included SAP, London Stock Exchange Group, and Schneider Electric. Security selection in the materials sector contributed to performance during the year, partially offsetting these effects.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Value Fund (Institutional Class/MXJVX)	39.43%	10.62%	9.62%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Value Index	42.25%	13.36%	8.69%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,607,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,607M
Total number of portfolio holdings	295
Total advisory fee paid	$ 9.3M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
TotalEnergies SE	1.96%
NatWest Group PLC	1.87%
Franco-Nevada Corp	1.60%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.53%
UBS Group AG	1.52%
Roche Holding AG	1.49%
Novartis AG	1.42%
Schneider Electric SE	1.34%
Legrand SA	1.16%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
TotalEnergies SE	1.96%
NatWest Group PLC	1.87%
Franco-Nevada Corp	1.60%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.53%
UBS Group AG	1.52%
Roche Holding AG	1.49%
Novartis AG	1.42%
Schneider Electric SE	1.34%
Legrand SA	1.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the re portin g period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Investor Class
Trading Symbol	MXIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 128	1.07%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 39.10%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 42.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.
MFS Summary of Performance
Performance was affected by sector allocation and security selection, which detracted. Security selection in the consumer staples, healthcare and industrials sectors detracted, while an underweight position and stock selection in financials further weighed on performance, and an overweight position in information technology also detracted. Individual holdings that detracted included SAP, London Stock Exchange Group, and Schneider Electric. Security selection in the materials sector contributed to performance during the year, partially offsetting these effects.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Value Fund (Investor Class/MXIVX)	39.10%	10.23%	9.23%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
MSCI EAFE ® Value Index	42.25%	13.36%	8.69%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,607,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 9,300,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,607M
Total number of portfolio holdings	295
Total advisory fee paid	$ 9.3M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investm
ents

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
TotalEnergies SE	1.96%
NatWest Group PLC	1.87%
Franco-Nevada Corp	1.60%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.53%
UBS Group AG	1.52%
Roche Holding AG	1.49%
Novartis AG	1.42%
Schneider Electric SE	1.34%
Legrand SA	1.16%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
TotalEnergies SE	1.96%
NatWest Group PLC	1.87%
Franco-Nevada Corp	1.60%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.53%
UBS Group AG	1.52%
Roche Holding AG	1.49%
Novartis AG	1.42%
Schneider Electric SE	1.34%
Legrand SA	1.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.
[2]	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.